GUARANTEE LIABILITIES	6 Months Ended
Sep. 30, 2021
GUARANTEE LIABILITIES
GUARANTEE LIABILITIES

10. GUARANTEE LIABILITIES

	March 31,	September 30,
	2021	2021
	RMB	RMB

Guarantee liabilities – stand ready	172	100
Guarantee liabilities – contingent (i)	2,269	466
	2,441	566

(i) Financial guarantees in the scope of ASC 460, Guarantees, are in the scope of CECL impairment model, and a contingent guarantee liability with an allowance for credit losses was recorded at the initial adoption and subsequently measured using CECL model.

The terms of the guarantee range from 2 years to 3 years.

10.GUARANTEE LIABILITIES (CONTINUED)

The movement of guarantee liabilities – stand ready was as follows:

	Six months ended September 30,
	2020	2021
	RMB	RMB

Beginning balance of the period	207,997	172
Guarantee income (i) (Note 13)	(207,445)	(72)
Ending balance of the period	552	100

(i) In order to settle the Company’s remaining guarantee liabilities, the Company entered into a supplemental agreement on April 23, 2020 (the “2020 April Agreement”) with WeBank with regards to the Company’s historically-facilitated loans. Pursuant to the 2020 April Agreement, WeBank agreed to set a cap on the amount of cash the Company would use to fulfil its guarantee obligations from 2020 to 2022. Subsequently on July 23, 2020, the Company entered into another supplemental agreement (the “2020 July Agreement”) with WeBank, which amended and restated the 2020 April Agreement. Pursuant to the 2020 July Agreement, the Company paid an aggregate amount of RMB372 million to WeBank from 2020 to 2025 as guarantee settlement with a maximum annual settlement amount of no more than RMB84 million. Upon the signing of the 2020 July Agreement, the Company was no longer subject to guarantee obligations in relation to its historically facilitated loans for WeBank under the condition that the Company made the instalments based on the agreed-upon schedule in the 2020 July Agreement.

Subsequently on June 21, 2021, the Company entered into another supplemental agreement with WeBank and under this supplemental agreement a total of RMB48 million instalment payments was waived immediately upon the effectiveness of this supplemental agreement. The effectiveness of this supplemental agreement was conditioned on the closing of the first tranche of financing with NIO Capital and Joy Capital. The first tranche of financing closed on July 12, 2021 and therefore this supplemental agreement became effective on July 12, 2021, and related waived payment was recorded in Other operating income.

Pursuant to the 2021 June agreement, total settlement amount was RMB194.6 million as of September 30, 2021, out of which RMB141.2 million was recorded in “Consideration payment to WeBank, non-current”.